Supplement to the
Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
October 30, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity® Short-Term Bond Fund found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Mr. DeBiase as of October 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	9	42
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$15,214	$29,284	$15,762
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Short-Term Bond Fund ($5,214 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of October 31, 2019, the dollar range of shares of Fidelity® Short-Term Bond Fund beneficially owned by Mr. DeBiase was none.

The following information supplements information for Fidelity® Intermediate Bond Fund found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Mr. Potenza as of October 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	9	45
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$24,570	$29,284	$16,545
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Intermediate Bond Fund ($2,713 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of October 31, 2019, the dollar range of shares of Fidelity® Intermediate Bond Fund beneficially owned by Mr. Potenza was none.

RCOM8B-20-01 1.872064.123	January 15, 2020

Supplement to the
Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Investment Grade Bond Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
Class A, Class M, Class C, Class I and Class Z
October 30, 2019
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity® Short-Term Bond Fund found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Mr. DeBiase as of October 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	9	42
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$15,214	$29,284	$15,762
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Short-Term Bond Fund ($5,214 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of October 31, 2019, the dollar range of shares of Fidelity® Short-Term Bond Fund beneficially owned by Mr. DeBiase was none.

ACOM8B-20-01 1.842757.128	January 15, 2020